Derivative Instruments (Details 2) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 57,275,302	$ 32,235,684
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(18,872,478)	51,336,111
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	5,709,589	5,171,725
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	38,105,109	17,439,821
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(130,000)	(22,630)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(689,005)	(8,764,531)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,319,947)	915,202
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	50,352,316	(37,577,174)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	72,155,584	28,498,524
Forward currency contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (14,880,282)	$ 3,737,160